Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY WORLD MUTUAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000872825
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ACWMF
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 26, 2013
Prospectus Date	rr_ProspectusDate	Jul. 26, 2013
NT EMERGING MARKETS FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ACWMF_SupplementTextBlock
American Century World Mutual Funds, Inc.

Prospectus Supplement
NT Emerging Markets Fund

Supplement dated January 1, 2014 ¡ Prospectus dated July 26, 2013

The following row is added to the bottom of the Average Annual Total Returns table of the Fund Performance section.

For the calendar year ended December 31, 2012	1 year	5 year	Since Inception	Inception Date
MSCI Emerging Markets Index1 (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)	18.22%	-0.92%	5.91%	04/30/2006

1
Effective January 1, 2014, the fund’s benchmark changed from the MSCI Emerging Markets Growth Index to the MSCI Emerging Markets Index in order to simplify performance comparisons. The fund’s investment process did not change.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged
Effective January 1, 2014, the fund’s benchmark changed from the MSCI Emerging Markets Growth Index to the MSCI Emerging Markets Index in order to simplify performance comparisons. The fund’s investment process did not change.

NT EMERGING MARKETS FUND | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.22%	[1]
5 year	rr_AverageAnnualReturnYear05	(0.92%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2006	[1]

[1]	Effective January 1, 2014, the fund's benchmark changed from the MSCI Emerging Markets Growth Index to the MSCI Emerging Markets Index in order to simplify performance comparisons. The fund's investment process did not change.